S-K 1603(a) SPAC Sponsor - USD ($)	Sep. 25, 2026		Aug. 04, 2026
Spac Sponsor Line Items
SPAC Sponsor Name	Elevation Group Sponsor, LLC
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	our sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act (the “DLLCA”) and other applicable law, our sponsor’s business is focused on investing in our company.
Material Roles and Responsibilities [Text Block]

Our officers and directors are as follows:

Name	Age	Title
Anthony J. Sarkis	63	Chief Executive Officer and Director
Joseph Yankovich	49	Chief Financial Officer and Director
Matthew Kearney	51	Director Nominee; Chairman of the Board Nominee
Christina Favilla	60	Director Nominee
Francis Knuettel II	60	Director Nominee

Anthony J. Sarkis has served as our Chief Executive Officer and a member of our board of directors since August 2026. Mr. Sarkis has 35 years of business experience, including 23 years in investment banking and capital markets. He has originated and executed mergers and acquisitions and capital-raising transactions across the life sciences, technology, infrastructure and industrial sectors. His experience includes transactions involving U.S.-based companies, as well as cross-border transactions involving companies based in China, India, Israel, Japan, the Philippines and member states of the European Union. Over his career, Mr. Sarkis has participated in mergers and acquisitions and capital markets transactions with an aggregate value exceeding $4 billion, including initial public offerings, private investments in public equity, registered direct offerings, rights offerings and private placements. He has also built and led the investment banking platforms of multiple broker-dealers and has operating experience in financial technology and enterprise software. In 2005, when Mr. Sarkis served as Co-Head of Investment Banking at Maxim, Maxim was lead underwriter or co-underwriter in several SPAC transactions. During this period, Mr. Sarkis became familiar with the structure and concepts of SPAC transactions. However, he has not previously served as a director or executive of any SPAC or sponsor. Since 2017, Mr. Sarkis has served as Chief Strategy Officer and as a director of Parabole, Inc. (Parabole.ai), an enterprise software company that develops causal artificial intelligence systems for industrial customers. In that capacity, he leads capital strategy, strategic partnerships and market positioning. Since January 2018, Mr. Sarkis has also served as President of STJ Advisory LLC, a capital markets and technology consulting and software development firm serving small and midsized enterprises. From 2013 to 2017, Mr. Sarkis was a co-founder and Chief Executive Officer of Gateway Capital Corporation, a financial services company that used technology to provide working capital to small and midsized businesses in the United States. As Chief Executive Officer, Mr. Sarkis was responsible for the company’s overall strategy and operations and led its growth from inception to more than 75 employees. From 2008 to 2011, Mr. Sarkis was Head of Investment Banking at Newbridge Securities Corporation and from 2006 to 2008, Head of Investment Banking at H.C. Wainwright & Co From 2003 to 2006, Mr. Sarkis was Co-Head of Investment Banking at Maxim. Maxim is serving as the representative of the underwriters in this offering and is expected to acquire equity interests in our company. Mr. Sarkis completed a year of pre-medical coursework at McGill University and subsequently enrolled in the seven-year combined B.S./D.O. biomedical program at New York Institute of Technology, where he completed four years of study in the life sciences before leaving to begin his career in financial services. We believe Mr. Sarkis is well qualified to serve as our Chief Executive Officer and a member of our board of directors because his extensive experience in investment banking, capital markets, mergers and acquisitions and operating-company leadership provides him with skills directly relevant to identifying and evaluating prospective acquisition targets and structuring, financing, negotiating and executing an initial business combination.

Joseph Yankovich has served as a member of our Board of Directors and Chief Financial Officer since January 9, 2026. In February 2026, Mr. Yankovich was appointed as Chief Executive Officer and served in such capacity until August, 2026. In August, 2026, upon the appointment of Anthony J. Sarkis as Chief Executive Officer, Mr. Yankovich resigned from his position as our Chief Executive Officer He continues to serve as Chief Financial Officer and Board member. He has been serving as the Chief Financial Officer for Dominion Capital LLC (“DC”) since November 2022, a family office. DC invests in a variety of different asset classes, one of which was spun out into a separate entity known as RD Real Estate Debt Fund II LP (“RD LP”), a real estate debt fund with focus on capital preservation through origination and funding of senior real estate loans. Mr. Yankovich is Director of Accounting for RD LP. Prior to that he served as the Chief Financial Officer, Chief Compliance Officer and Chief Operating Officer for three funds, Ratan Capital Management, LP; Somar Capital Management, LP; and, and Newland Capital Management, LLC from July 2007 through August 2022. Prior to that, he served as controller at two hedge funds for the previous five years, Balyasny Asset Management, LP and Structured Portfolio Management, LLC. Before that he gained valuable experience in dealing with Offshore Administration of Hedge Funds at Bank of Bermuda (NY). Mr. Yankovich spent four years in public accounting with two firms, Perelson Wiener LLP and Grant Thornton LLP, respectively, where he specialized in the Financial Services Industry, in particular hedge funds. Mr. Yankovich received his BS degree in Accounting at Brooklyn College, and currently holds his CPA license. We believe Mr. Yankovich is well qualified to serve on our Board of Directors and as our Chief Financial Officer because of his prior experiences in investment and fund management.

Matthew Kearney will become an independent director and Chairman of our Board of Directors commencing on the effective date of the registration statement of which is prospectus forms a part. Mr. Kearney has over 30 years of experience as an investor, Chief Executive Officer, Executive Chairman, and Board member involved in mergers and acquisitions in the United States and United Kingdom in the areas of private equity, technology and media. After graduating from the London Business School and as Investment Director at 3i PLC, Matthew joined Carlton Communications PLC, the acquisitive FTSE 100 Index media conglomerate, as head of Mergers & Acquisitions, and later became a member of the board. Mr. Kearney moved to New York in 2002 to take up his first Chief Executive Officer position at Screenvision, LLC, a cinema advertising network where he grew revenue by 300%, with strong EBITDA margins leading to a profitable sale of Screenvision LLC to the Disney Family’s Shamrock PE fund in 2010. Mr. Kearney has since launched the global news site Mail Online in the United States, then ran a Carlyle Group portfolio company as Executive Chairman and was the Chief Executive Officer of ICV’s portfolio company LeadingResponse from September 2019 to September 2024. From May 2015 to May 2025, Mr. Kearney also served as the Chairman of Destination Media Inc., the owner of GSTV, a U.S. national video network. He served as Chairman of GSTV through to its successful sale in 2025. Mr. Kearney served as the Chief Executive Officer and Chairman of the Board of Mount Rainier Acquisition Corp. (Nasdaq: RNER), a special purpose acquisition company, from May 2021 to February 2023 when it completed its business combination with HUB Cyber Security Ltd. He was a member of the investor group of M I Acquisitions Inc., a Nasdaq listed special purpose acquisition company that completed its initial business combination in 2018 to become Priority Technology Holdings (Nasdaq: PRTH) (“Priority Technology”). Mr. Kearney was subsequently appointed board director and audit chair of Priority Technology and served in such positions from July 2018 to December 2020. Since November 2025, Mr. Kearney has also been serving as the CEO of COA Group LLC, an out-of-home advertising company. Mr. Kearney’s not for profit affiliations have included board positions at the British Academy of Film and Television Arts (BAFTA) and the “Out of Home Advertising Association of America”, the trade association for the U.S. Out of Home advertising industry. Mr. Kearney has an MBA from London Business School, a BSc (Hons) in Aeronautical Engineering from University of Manchester, and a Certificate in Corporate Governance from Columbia Business School. His experience in investing, mergers and acquisitions and successful completion of business combinations for SPACs make Mr. Kearney well-qualified to serve on our Board of Directors.

Christina Favilla will serve as an independent director on our Board of Directors commencing on the effective date of the registration statement of which this prospectus forms a part. Ms. Favilla has more than 35 years of experience in financial services, including senior executive leadership roles at major banking and financial services companies. Since September 2019, Ms. Favilla has been serving as an Independent Director of Priority Technology Holdings, Inc. (NASDAQ: PRTH), an integrated payments and banking solutions company, where she also serves as Chair of the Nominating and Governance Committee and as a member of the Audit and Compensation Committees. Since July 2022, Ms. Favilla has been serving as an Independent Director of OppFi Inc. (NYSE: OPFI), a financial technology platform that facilitates credit access for consumers who lack traditional borrowing options, where she serves on the Audit and Compensation Committees. Since February 2020, Ms. Favilla has also been serving as an Independent Director of Citizens State Bank of Ouray, a community bank in Colorado. From January 2025 to June 2026, Ms. Favilla served as a director of TLGY Acquisition Corp., which completed its business combination with StablecoinX in June 2026. From July 2022 to February 2023, Ms. Favilla served as an Independent Director of Mount Rainier Acquisition Corp. which completed its business combination with Hub Cyber Security Ltd. in February 2023. From July 2017 to September 2018, Ms. Favilla served as Executive Vice President and Chief Operating Officer of Sterling National Bank. From February 2012 to July 2017, Ms. Favilla served as Chief Operating Officer of GE Capital Americas, a financial services segment of General Electric Company. From February 2006 to February 2012, Ms. Favilla served as President of Discover Bank and Bank of New Castle, a part of Discover Financial Services. Earlier in her career, Ms. Favilla held senior financial and business development roles at TD Waterhouse, Citibank and Chase Manhattan Bank. Ms. Favilla received her Master of Business Administration degree in Information Systems from Fordham University and her Bachelor of Arts degree in International Studies from Marymount College. We believe Ms. Favilla is well qualified to serve as a member of our board of directors because of her extensive experience in banking and financial services leadership and public company board governance

Francis Knuettel II will serve as an independent director on our Board of Directors commencing on the effective date of the registration statement of which this prospectus forms a part. Mr. Knuettel is the founder of Camden Capital LLC, a business consulting firm, which he has been managing since 2011. Mr. Knuettel served as the Chief Financial Officer, Treasurer and Secretary of Pelthos Therapeutics Inc. (NYSE: PTHS) from June 2022 through April 2026, as PTHS’s Chief Executive Officer from July 2023 through July 2025, and as a member of PTHS’s board of directors from August 2024 through July 2025. Prior to that, from December 2020 to April 2022, he served as Chief Executive Officer and director of Unrivaled Brands, Inc. where he helped grow revenue from an annualized rate of $10 million to $100 million in six quarters by acquiring three companies in the sector. He also served as Chief Financial Officer of OCG, Inc. from June 2019 to January 2021 and held various roles at MJardin Group, Inc., including Chief Strategy Officer, from August 2018 to January 2019. Prior to MJardin Group, Mr. Knuettel served as Chief Financial Officer of Aqua Metals, Inc. in 2018 and held the same position at Marathon Patent Group, Inc. from 2014 to 2018. From May 2023 to February 2024, Mr. Knuettel served as the Chief Financial Officer of Semper Paratus Acquisition Corporation. During Mr. Knuettel’s career, he has helped raise more than $500 million via venture equity and debt, public equity and debt offerings in the United States and Canada, convertible debt, PIPEs, bridge loans and other instruments. In addition, he has managed more than 15 mergers and acquisition transactions of companies as both buyer and seller and has handled large-scale licensing transactions with Fortune 50 companies. Mr. Knuettel has served as a board member at Etheros Pharmaceuticals Corp. since 2023, Beeline Holdings, Inc. since 2025 and Splash Beverage Group, Inc. since 2026. Mr. Knuettel received his BA with honors in Economics from Tufts University and holds an MBA in Finance and Entrepreneurial Management from The Wharton School at the University of Pennsylvania. We believe Mr. Knuettel’s extensive experience in capital raising and mergers and acquisitions, as well as his SPAC experience make him well-qualified to serve on our Board.

Elevation Group Sponsor LLC [Member]
Spac Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount	$ 10,000
Elevation Group Sponsor LLC [Member] | Founder Shares [Member]
Spac Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	2,213,333	[1],[2]	770,000
Price Paid or to be Paid for Securities, Per Share	$ 0.007
Anthony J. Sarkis [Member] | Founder Shares [Member]
Spac Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	350,000
Price Paid or to be Paid for Securities, Total Amount	$ 5,000
Joseph Yankovich [Member] | Founder Shares [Member]
Spac Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	100,000
Matthew Kearney [Member] | Founder Shares [Member]
Spac Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	200,000
Christina Favilla [Member] | Founder Shares [Member]
Spac Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	60,000
Francis Knuettel II [Member] | Founder Shares [Member]
Spac Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	60,000

[1]	The founder shares will automatically convert into Class A ordinary shares concurrently with or immediately following the consummation of our initial business combination, and may be converted at any time prior to our initial business combination, at the option of the holder, on a one-for-one basis, subject to adjustment (unless otherwise provided in our initial business combination agreement) for share sub-divisions, share dividends, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein. In the case that additional Class A ordinary shares, or equity-linked securities (as described herein), are issued or deemed issued in excess of the amounts offered in this offering and related to or in connection with the closing of our initial business combination, the ratio at which Class B ordinary shares will convert into Class A ordinary shares will be adjusted (unless the holders of a majority of the issued and outstanding Class B ordinary shares agree to waive such anti-dilution adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, on an as-converted basis, 25% of the sum of (i) all Class A ordinary shares issued and outstanding upon the completion of this offering (including any Class A ordinary shares issued pursuant to the underwriters’ over-allotment option and excluding the representative shares), (ii) plus all Class A ordinary shares and equity-linked securities issued or deemed issued in connection with our initial business combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in the initial business combination) and (iii) minus any redemptions of Class A ordinary shares by public shareholders in connection with an initial business combination or certain amendments to our amended and restated articles of association prior to an initial business combination; provided that such conversion of founder shares will never occur on a less than one-for-one basis. If we increase or decrease the size of the offering pursuant to Rule 462(b) under the Securities Act, we will effect a share capitalization or a share repurchase or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares immediately prior to the consummation of the offering in such amount as to maintain the ownership of founder shares by our sponsor and the at-risk capital investors, or an as-converted basis, at 25% of our issued and outstanding ordinary shares upon the consummation of this offering.
[2]	The founder shares will automatically convert into Class A ordinary shares concurrently with or immediately following the consummation of our initial business combination, and may be converted at any time prior to our initial business combination, at the option of the holder, on a one-for-one basis, subject to adjustment (unless otherwise provided in our initial business combination agreement) for share sub-divisions, share dividends, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein. In the case that additional Class A ordinary shares, or equity-linked securities (as described herein), are issued or deemed issued in excess of the amounts offered in this offering and related to or in connection with the closing of our initial business combination, the ratio at which Class B ordinary shares will convert into Class A ordinary shares will be adjusted (unless the holders of a majority of the issued and outstanding Class B ordinary shares agree to waive such anti-dilution adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, on an as-converted basis, 25% of the sum of (i) all Class A ordinary shares issued and outstanding upon the completion of this offering (including any Class A ordinary shares issued pursuant to the underwriters’ over-allotment option and excluding the representative shares), (ii) plus all Class A ordinary shares and equity-linked securities issued or deemed issued in connection with our initial business combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in the initial business combination), and (iii) minus any redemptions of Class A ordinary shares by public shareholders in connection with an initial business combination or certain amendments to our amended and restated articles of association prior to an initial business combination; provided that such conversion of founder shares will never occur on a less than one-for-one basis. If we increase or decrease the size of the offering pursuant to Rule 462(b) under the Securities Act, we will effect a share capitalization or a share repurchase or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares immediately prior to the consummation of the offering in such amount as to maintain the ownership of founder shares by our sponsor and the at risk capital investors, or an as-converted basis, at 25% of our issued and outstanding ordinary shares upon the consummation of this offering.